Note 40 (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	2022	2021	2020
Bills receivables	26	23	27
Demand accounts	424	425	322
Credit and debit cards and POS	3,499	2,628	2,089
Checks	162	136	136
Transfers and other payment orders	812	664	555
Insurance product commissions	261	215	159
Loan commitments given	259	234	185
Other commitments and financial guarantees given	420	364	349
Asset management	1,228	1,250	1,100
Securities fees	266	267	367
Custody securities	193	169	135
Other fees and commissions	711	622	556
Total	8,261	6,997	5,980

Fees and commission expense [Table Text Block]
The breakdown of fee and commission expense under these heading in the consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	2022	2021	2020
Demand accounts	5	5	5
Credit and debit cards	1,884	1,427	1,130
Transfers and other payment orders	133	120	97
Commissions for selling insurance	70	51	54
Custody securities	92	55	52
Other fees and commissions	723	574	519
Total	2,907	2,232	1,857